THE OSTERWEIS FUND,
                 a series of Professionally Managed Portfolios

                         Supplement dated July 31, 2001
                       to Prospectus dated July 30, 2001



Through August 10, 2001, American Data Services, Inc. will be the Fund's Transfer Agent. Purchases or sales of Fund shares through the mail should be addressed to:

The Osterweis Fund
c/o American Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

American Data Services, Inc.'s telephone number is (800) 282-2340. Please use this telephone number for any questions you may have through August 10, 2001.